Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2018
Disclosure Of Assets Classified As Held For Sale And Discontinued Operation [Abstract]
Assets Classified as Held for Sale
Note 5.  Assets Classified as Held for Sale
On December 31, 2016, the Group reclassified the assets and liabilities of a commodities trading subsidiary as held for sale, which had net assets held for sale of  $15,770. The sale was completed in 2017 and included in the consolidated statement of cash flows for the year ended December 31, 2017.